Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED BALANCE SHEETS
OSSEN INNOVATION CO., LTD
CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2018 AND 2017

	December,31
	2018	2017
ASSETS
Current Assets
Cash	$4,796	$2,967
Total Current Assets	4,796	2,967
Investments in subsidiaries	108,509,080	103,865,513
TOTAL ASSETS	$108,513,876	$103,868,480

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Other payables and accrued liabilities	$205,000	$1,251,423
Due to shareholder	1,663,022	351,499
Total Current Liabilities	1,868,022	1,602,922
TOTAL LIABILITIES	$1,868,022	$1,602,922

EQUITY
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as of December 31, 2018 and 2017	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	7,764,813	6,672,254
Retained earnings	68,959,065	59,386,668
Accumulated other comprehensive income/(loss)	(4,057,326)	2,227,334
Treasury stock, at cost: 208,890 shares as of December 31, 2018 and 2017	(192,153)	(192,153)
TOTAL SHAREHOLDERS’ EQUITY	106,645,854	102,265,558
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$108,513,876	$103,868,480

CONDENSED STATEMENTS OF OPERATIONS
OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS
OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

	Year Ended December,31
	2018	2017	2016

REVENUES	$-	$-	$-
COST OF GOODS SOLD	-	-	-
GROSS PROFIT	-	-	-
Selling expenses	-	-	-
General and administrative expenses	263,002	146,687	279,893
Total Operating Expenses	263,002	146,687	279,893

LOSS FROM OPERATIONS	(263,002)	(146,687)	(279,893)
Financial expenses, net	268	317	184
Equity in income of subsidiaries	10,927,690	5,492,315	5,104,050
INCOME BEFORE INCOME TAX	10,664,956	5,345,311	4,823,973
INCOME TAX	-	-	-
NET INCOME	10,664,956	5,345,311	4,823,973
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(6,284,660)	6,606,207	(6,975,100)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6,284,660)	6,606,207	(6,975,100)
COMPREHENSIVE INCOME (LOSS)	$4,380,296	$11,951,518	$(2,151,127)

CONDENSED STATEMENTS OF CASH FLOWS
OSSEN INNOVATION CO., LTD CONDENSED
STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED
DECEMBER 31, 2018, 2017 AND 2016

	Year Ended December,31
	2018	2017	2016

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$10,664,956	$5,345,311	$4,823,973
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(10,927,690)	(5,492,315)	(5,104,050)
Other payables and accrued liabilities	(1,046,423)	102,517	213,909
Due to shareholder	1,311,523	44,000	25,000
Net cash provided by / (used in) operating activities	2,366	(487)	(41,168)

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	-	-	(36,810)
Net cash used in financing activities	-	-	(36,810)

INCREASE / (DECREASE) IN CASH	2,366	(487)	(77,978)
Effect of exchange rate changes on cash	(537)	(7)	(54)
Cash at beginning of period	2,967	3,461	81,493
CASH AT END OF PERIOD	$4,796	$2,967	$3,461